Other Income and Expense (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Component Of Other Income [Line Items]
Total other income	$ 104	$ 460	$ 372
Gross impact of Eletropaulo swap liability gain	62
Net impact of Eletropaulo swap liability gain after tax and noncontrolling interests	9
Net impact of Eletropaulo tax credit settlement after noncontrolling interests		44
Gain on the extinguishment of a gross receipts tax liability at Eletropaulo			117
Gain on a legal contingency at Eletropaulo			75
Cash proceeds related to a favorable legal settlement at Southland			32
Insurance recoveries for damaged turbines at Uruguaiana			29
Gains associated with the sale of land at Eletropaulo and sales of turbines at Itabo			23
Compensation of impairment associated with the settlement agreement to shut down Hefei			18
Reduction in interest and penalties associated with federal tax debts at Eletropaulo and Sul as a result of the Refis program	165
Component Of Operating Other Cost And Expense [Line Items]
Total other expense	238	106	161
Loss recognized on receipt of bonds from the Dominican Republic government.		13
Par value of Dominican Republic government bonds received.		110
Loss on retirement of debt at the parent company	(34)	6	(56)
Debt refinancing at IPALCO			375
Gain On Extinguishment Of Tax And Other Liabilities [Member]
Component Of Other Income [Line Items]
Total other income	65	168	199
Tax Credit Settlement Member
Component Of Other Income [Line Items]
Total other income	0	129	0
Performance Incentive Fee Member
Component Of Other Income [Line Items]
Total other income	0	80	0
Insurance Proceeds Member
Component Of Other Income [Line Items]
Total other income	0	0	40
Gain on sale of assets
Component Of Other Income [Line Items]
Total other income	12	14	34
Other Income Other Member
Component Of Other Income [Line Items]
Total other income	27	69	99
Loss On Sale And Disposal Of Assets Member
Component Of Operating Other Cost And Expense [Line Items]
Total other expense	84	36	34
Gener Gas Settlement [Member]
Component Of Operating Other Cost And Expense [Line Items]
Total other expense	72	0	0
Parent Company | Loss On Extinguishment Of Debt [Member]
Component Of Operating Other Cost And Expense [Line Items]
Total other expense	15		69
Loss On Extinguishment Of Debt [Member]
Component Of Operating Other Cost And Expense [Line Items]
Total other expense	37	0	70
Loss On Extinguishment Of Debt [Member] | Andres And Itabo [Member]
Component Of Operating Other Cost And Expense [Line Items]
Total other expense	18
Wind Transaction Costs Member
Component Of Operating Other Cost And Expense [Line Items]
Total other expense	22	0	0
Other Member
Component Of Operating Other Cost And Expense [Line Items]
Total other expense	$ 23	$ 70	$ 57